DISPOSAL OF ASSETS - Summary of disposals (Details) $ in Millions	1 Months Ended
Jun. 30, 2022 USD ($)
Disclosure Of Disposal Of Assets [Abstract]
Proceeds, net of transaction costs	$ 90
Carrying value of net assets held for sale
Assets	90
Liabilities	0
Carrying value of net assets held for sale	90
Loss on disposal, net of transaction costs	$ 0